Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of nature and extent of risks arising from financial instruments
The following exchange rates applied during the year ended December 31, 2019:

	$U.S. to $1.00 CDN	$CDN to $1.00 U.S.
January 1, 2019 Opening rate	$0.734	$1.363
December 31, 2019 Closing rate	$0.770	$1.299
Fiscal 2019 Average rate	$0.754	$1.327

Disclosure of reconciliation of changes in loss allowance
The movement in the allowance for impairment in respect of trade receivables and contract assets during the year was as follows.

Impairment loss allowance	December 31, 2019	December 31, 2018
Beginning Balance	$—	$—
Net measurement of loss allowance	250	—
Ending Balance	$250	$—